Stock-Based Compensation - Stock-based compensation expense (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment arrangements information
Total stock-based compensation expense	$ 4,848	$ 1,619	$ 12,100	$ 3,561	$ 20,527	$ 1,680	$ 1,442
Noncash stock-based compensation expense					5,984	1,680	1,442
Cash-based compensation expense					$ 14,543
Performance and Market Based Options
Share-based payment arrangements information
Repurchased and cancelled shares					956
Restricted Stock Units (RSUs)
Share-based payment arrangements information
Total stock-based compensation expense						100	100
Cost of Revenue
Share-based payment arrangements information
Total stock-based compensation expense					$ 673	305	219
Product development
Share-based payment arrangements information
Total stock-based compensation expense	1,239	212	1,953	465	6,151	450	287
Sales, marketing and customer support
Share-based payment arrangements information
Total stock-based compensation expense	1,423	305	3,743	869	13,703	917	930
General and administrative
Share-based payment arrangements information
Total stock-based compensation expense	$ 2,186	$ 1,102	$ 6,404	$ 2,227	20,527	$ 1,680	$ 1,442
General and administrative | Restricted Stock Units (RSUs)
Share-based payment arrangements information
Total stock-based compensation expense					$ 700